Leases (Components of Lease Expense) (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Fixed operating lease expense	$ 43	$ 40	$ 45
Variable operating lease expense	12	13	13
Total operating lease expense	$ 55	$ 53	$ 58